Other Long-Term Assets	6 Months Ended
Jun. 30, 2026
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Other Long-Term Assets
23.	Other Long-Term Assets
The composition of other long-term assets is shown below:

(in thousands)	Note	June 30 2026	December 31 2025

Intangible assets		$929	$1,120

Debt issue costs - Revolving Credit Facility	16.1	6,024	4,702

Refundable deposit - 777 PMPA		10,564	10,163

Loans receivable		10,000	-
Other		536	542

Total other long-term assets		$28,053	$16,527
Refundable Deposit – 777 PMPA
On August 8, 2012, the Company entered into a PMPA with Hudbay in respect to the 777 mine. Under the terms of the 777 PMPA, should the market value of gold and silver delivered to Wheaton through the initial 40 year term of the contract, net of the per ounce cash payment, be lower than the initial $455 million upfront consideration, the Company is entitled to a refund of the difference (the “Refundable Deposit”) at the conclusion of the 40 year term. On June 22, 2022, Hudbay announced that mining activities at the 777 mine have concluded after the reserves were depleted and closure activities have commenced. The undiscounted balance of the Refundable Deposit is $78 million.